Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2015	2014
Customer List
Balance At Beginning Of Year	$—	$11,970
Amortization	—	11,970
Balance At End Of Year	—	—
Total Intangibles	—	—
Goodwill	1,199,754	1,199,754
Total	$1,199,754	$1,199,754

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2015 and September 30, 2014 for fiscal years ended December 31, 2015 and 2014, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no write-down of goodwill for the years ended December 31, 2015 and 2014.